Customer Deposits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits 100000 Or More [Abstract]
U.S.	$ 475	$ 580
Non-U.S.	1	304
Total	$ 476	$ 884